LONG-TERM DEBT - Interest Expense and Payments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Expense [Abstract]
Capitalized interest	CAD (176)	CAD (280)	CAD (259)
Amortization and other financial charges	211	31	55
Interest expense	1,998	1,370	1,198
Interest payments on long-term debt and junior subordinated notes, net of interest capitalized on construction projects	1,721	1,266	1,123
Short-term debt
Interest Expense [Abstract]
Interest on debt	18	16	15
Total long-term debt (excluding junior subordinated notes)
Interest Expense [Abstract]
Interest on debt	1,765	1,487	1,317
Junior subordinated notes
Interest Expense [Abstract]
Interest on debt	180	CAD 116	CAD 70
Interest Expense
Interest Expense [Abstract]
Dividend equivalent payments recorded as interest expense	CAD 109